Components of Other Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 100,786	$ 85,872
Accumulated Amortization	42,945	33,290
Core deposit intangible
Finite-Lived Intangible Assets [Line Items]
Gross Amount	80,591	80,591
Accumulated Amortization	38,199	29,817
Other customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	19,953	5,092
Accumulated Amortization	4,643	3,430
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Amount	242	189
Accumulated Amortization	$ 103	$ 43